CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A Ordinary shares shares	Class B Ordinary shares shares	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	(Accumulated deficit) Retained earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Non-controlling interests CNY (¥)
Beginning Balance at Dec. 31, 2021	¥ 25,749				¥ 0	¥ 0		¥ 840,580	¥ (794,762)	¥ (17,954)	¥ (2,115)
Ordinary shares issued, Beginning Balance (in shares) at Dec. 31, 2021 | shares					108,100,000	108,000,000
Net income (loss)	1,180,232								1,179,658		574
Share-based compensation	42,548							42,548
Exercise of share options	2,184						¥ 1,008	1,176
Exercise of share options (in shares) | shares							237,988
Vest of Restricted Share Units							¥ 13,742	(13,742)
Vest of Restricted Share Units (in shares) | shares							3,383,784
Repurchase of ordinary shares	(24,012)						¥ (24,012)
Repurchase of ordinary shares (in shares) | shares							(5,994,368)
Foreign currency translation adjustments	14,802									14,842	(40)
Ending Balance at Dec. 31, 2022	1,241,503				¥ 0	¥ 0	¥ (9,262)	870,562	384,896	(3,112)	(1,581)
Ordinary shares issued, Ending Balance (in shares) at Dec. 31, 2022 | shares					108,100,000	108,000,000
Treasury stock, Ending Balance (in shares) at Dec. 31, 2022 | shares							(2,372,596)
Net income (loss)	1,297,576								1,297,619		(43)
Dividend to shareholders	(156,674)								(156,674)
Share-based compensation	54,353							54,353
Exercise of share options	1,274						¥ 4,301	(3,027)
Exercise of share options (in shares) | shares							660,950
Vest of Restricted Share Units							¥ 19,956	(19,956)
Vest of Restricted Share Units (in shares) | shares							3,071,438
Repurchase of ordinary shares	(50,438)						¥ (50,438)
Repurchase of ordinary shares (in shares) | shares							(5,329,848)
Foreign currency translation adjustments	(7,133)									(7,077)	(56)
Ending Balance at Dec. 31, 2023	¥ 2,380,461				¥ 0	¥ 0	¥ (35,443)	901,932	1,525,841	(10,189)	(1,680)
Ordinary shares issued, Ending Balance (in shares) at Dec. 31, 2023 | shares			108,100,000	108,000,000	108,100,000	108,000,000
Treasury stock, Ending Balance (in shares) at Dec. 31, 2023 | shares	(3,970,056)	(3,970,056)					(3,970,056)
Net income (loss)	¥ 1,056,468	$ 144,735							1,056,478		(10)
Dividend to shareholders	(340,905)								(340,905)
Share-based compensation	59,122							59,122
Exercise of share options	¥ 169						¥ 1,731	(1,562)
Exercise of share options (in shares) | shares	48	48					193,920
Vest of Restricted Share Units							¥ 49,843	(49,843)
Vest of Restricted Share Units (in shares) | shares							5,160,000
Repurchase of ordinary shares	¥ (45,020)						¥ (45,020)
Repurchase of ordinary shares (in shares) | shares							(4,005,680)
Deconsolidation of subsidiaries	20,490									20,490
Foreign currency translation adjustments	(3,171)	$ (434)								(3,202)	31
Ending Balance at Dec. 31, 2024	¥ 3,127,614	$ 428,481			¥ 0	¥ 0	¥ (28,889)	¥ 909,649	¥ 2,241,414	¥ 7,099	¥ (1,659)
Ordinary shares issued, Ending Balance (in shares) at Dec. 31, 2024 | shares			108,100,000	108,000,000	108,100,000	108,000,000
Treasury stock, Ending Balance (in shares) at Dec. 31, 2024 | shares	(2,621,816)	(2,621,816)					(2,621,816)